UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Prime Fund

January 31, 2010

1.813076.105

MM-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
2/5/10	0.23% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 52.4%

Domestic Certificates Of Deposit - 0.4%
BNP Paribas New York Branch
8/13/10	0.40	72,000	72,000
London Branch, Eurodollar, Foreign Banks - 15.6%
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	132,000	132,000
Credit Agricole SA
2/1/10 to 7/26/10	0.28 to 0.67 (d)	792,000	792,000
Credit Industriel et Commercial
3/3/10 to 6/1/10	0.34 to 0.41	401,000	401,000
Danske Bank AS
2/16/10 to 2/17/10	0.20	185,000	185,000
HSBC Bank PLC
11/22/10	0.60	65,000	65,000
ING Bank NV
2/4/10 to 2/22/10	0.19 to 0.25	424,000	424,000
Ing Bank NV London Branch
2/8/10 to 3/8/10	0.19 to 0.22	158,000	158,000
Landesbank Hessen-Thuringen
2/1/10 to 7/26/10	0.41 to 0.63	337,000	337,000
National Australia Bank Ltd.
3/10/10 to 4/1/10	0.35 to 0.40	550,000	550,000
UniCredit SpA
2/12/10	0.23	62,000	62,000
			3,106,000
New York Branch, Yankee Dollar, Foreign Banks - 36.4%
ABN-AMRO Bank NV
2/10/10	0.23	128,000	128,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
2/17/10 to 6/16/10	0.28 to 0.37 (d)	193,000	193,005
Bank of Montreal
2/12/10 to 2/22/10	0.17 to 0.24 (d)	390,000	390,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Nova Scotia
2/8/10 to 4/15/10	0.25 to 0.48% (d)	$ 361,000	$ 361,000
Bank of Nova Scotia Institutional
2/8/10	0.24 (d)	133,000	133,000
Bank Tokyo-Mitsubishi UFJ Ltd.
2/2/10 to 3/31/10	0.18 to 0.30	592,000	592,000
Barclays Bank PLC
2/16/10	0.34 (d)	263,000	263,000
BNP Paribas New York Branch
8/3/10 to 9/20/10	0.33 to 0.45	517,000	517,000
BNP Paribas SA
8/5/10 to 8/12/10	0.40	166,000	166,000
Calyon New York Branch
7/6/10	0.40	158,000	158,000
Canadian Imperial Bank of Commerce, New York
2/9/10 to 2/22/10	0.23 to 0.28 (d)	327,000	327,000
Commerzbank AG
2/23/10 to 3/2/10	0.35	255,000	255,000
Commerzbank AG New York Branch
2/2/10 to 2/11/10	0.25	224,000	224,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (d)	380,000	380,000
Natixis New York Branch
2/12/10 to 3/22/10	0.30 to 1.05 (d)	241,000	241,000
Natixis SA
2/10/10	0.35	223,000	223,000
Rabobank Nederland
2/5/10 to 5/18/10	0.23 to 0.60 (d)	516,000	516,000
Rabobank Nederland New York Branch
2/8/10	0.23 (d)	62,000	62,000
8/30/10	0.28	183,000	183,000
Royal Bank of Canada
4/1/10	0.57 (d)	168,000	168,000
Royal Bank of Canada New York Branch
2/3/10 to 2/26/10	0.23 (d)	185,000	185,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80%	$ 394,000	$ 394,000
Royal Bank of Scotland PLC Connecticut Branch
2/22/10 to 5/21/10	0.51 to 0.54 (d)	210,000	210,000
Skandinaviska Enskilda Banken New York Branch
2/26/10	0.30	88,000	88,000
Societe Generale
2/2/10 to 2/5/10	0.21 to 0.38 (d)	113,000	113,000
Societe Generale Institutional CD Program
2/4/10 to 2/8/10	0.26 to 0.27 (d)	292,000	292,000
Sumitomo Mitsui Banking Corp.
2/17/10	0.23	26,000	26,000
Toronto Dominion Bank New York Branch
12/17/10 to 12/20/10	0.50	123,000	123,000
Toronto-Dominion Bank
2/5/10 to 4/16/10	0.23 to 0.65 (d)	218,000	218,000
UniCredito Italiano SpA, New York
4/27/10	0.30	101,000	101,000
			7,230,005
TOTAL CERTIFICATES OF DEPOSIT			10,408,005
Commercial Paper - 14.9%

Abbott Laboratories
4/26/10	0.32 (d)	99,000	99,000
Amsterdam Funding Corp.
2/22/10	0.17	40,000	39,996
Atlantic Asset Securitization Corp.
2/3/10	0.16	150,000	149,999
Autobahn Funding
2/1/10 to 3/2/10	0.24 to 0.29	95,535	95,528
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10	0.30	67,000	66,975
Canadian Imperial Holdings, Inc.
2/16/10	0.23 (d)	200,000	200,000
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
CGD North America Finance LLC
2/5/10 to 2/11/10	0.19 to 0.20%	$ 88,000	$ 87,996
Commerzbank U.S. Finance, Inc.
4/26/10	0.25	200,000	199,883
Dakota Notes (Citibank Credit Card Issuance Trust)
2/1/10 to 2/11/10	0.19 to 0.28	327,000	326,991
Emerald Notes (BA Credit Card Trust)
2/11/10 to 2/16/10	0.40	99,000	98,988
Gotham Funding Corp.
2/26/10	0.17	45,000	44,995
Irish Republic
2/12/10 to 3/2/10	0.32	117,000	116,986
Landesbank Hessen-Thuringen
2/8/10 to 7/6/10	0.45 to 0.63	84,000	83,864
Natexis Banques Populaires U.S. Finance Co. LLC
2/4/10 to 2/22/10	0.28 to 0.30	182,000	181,982
Nationwide Building Society
2/19/10 to 3/1/10	0.30 to 0.37	154,000	153,967
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	94,000	93,863
Toronto Dominion Holdings (USA)
3/8/10	0.55	15,000	14,992
Toyota Motor Credit Corp.
4/30/10	0.25	52,000	51,968
UniCredito Italiano Bank (Ireland) PLC
2/12/10 to 5/11/10	0.30 to 0.45	321,000	320,832
Westpac Banking Corp.
2/15/10 to 5/10/10	0.26 to 0.70 (d)	509,000	508,863
Windmill Funding Corp.
2/16/10	0.17	31,000	30,998
TOTAL COMMERCIAL PAPER			2,968,666
U.S. Government and Government Agency Obligations - 0.6%

Other Government Related - 0.6%
Bank of America NA (FDIC Guaranteed)
3/15/10	0.28 (c)(d)	115,000	115,000
Federal Agencies - 5.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 5.2%
2/19/10 to 11/15/10	0.20 to 1.15% (d)	$ 1,036,000	$ 1,036,030
U.S. Treasury Obligations - 5.6%

U.S. Treasury Bills - 3.9%
3/11/10 to 12/16/10	0.20 to 0.71	769,000	767,504
U.S. Treasury Notes - 1.7%
2/15/10 to 1/31/11	0.26 to 0.48	345,000	346,920
TOTAL U.S. TREASURY OBLIGATIONS			1,114,424
Bank Notes - 0.6%

Bank of America NA
2/4/10 to 2/19/10	0.28 to 0.30 (d)	117,000	117,000
Medium-Term Notes - 6.3%

Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(d)	86,000	86,000
BNP Paribas SA
2/16/10	0.50 (d)	131,000	131,000
BP Capital Markets PLC
3/11/10	0.39 (d)	83,000	83,000
Commonwealth Bank of Australia
2/4/10 to 2/16/10	0.28 (b)(d)	253,000	253,000
Metropolitan Life Global Funding I
5/6/10	0.95 (b)(d)	38,000	38,000
New York Life Insurance Co.
2/26/10 to 3/31/10	1.30 to 1.40 (d)(h)	146,000	146,000
Royal Bank of Canada
2/16/10	0.65 (b)(d)	150,000	150,000
Westpac Banking Corp.
2/23/10 to 5/11/10	0.26 to 0.29 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES			1,245,000
Short-Term Notes - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

Metropolitan Life Insurance Co.
4/1/10	1.00% (d)(h)	35,000	35,000
Time Deposits - 0.3%

Banco Santander SA
3/31/10	0.25	63,000	63,000
Asset-Backed Securities - 0.1%

Bank of America Auto Trust
7/15/10 to 9/15/10	0.40 to 0.67 (b)	14,242	14,242
Municipal Securities - 2.3%

Albemarle Econ. Dev. Auth. Health Svcs. Rev. Series 2009, VRDN
2/1/10	0.20 (d)	4,500	4,500
Arizona Health Facilities Auth. Rev. Series 2008 B, VRDN
2/5/10	0.19 (d)	11,250	11,250
Bb&T Muni. Trust Participating VRDN Series BBT 08 13
2/5/10	0.18 (d)(f)	12,405	12,405
Broward County Edl. Facilities Auth. Rev. Series 2008 A, VRDN
2/1/10	0.20 (d)	7,000	7,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
2/5/10	0.17 (d)	9,000	9,000
California Health Facilities Fing. Auth. Rev. Series 2009 B, VRDN
2/5/10	0.15 (d)	14,200	14,200
California Health Facilities Fing. Auth. Rev. Series 2009 C, VRDN
2/5/10	0.15 (d)	21,300	21,300
California Health Facilities Fing. Auth. Rev. Series 2009 D, VRDN
2/5/10	0.15 (d)	11,200	11,200
California Hsg. Fin. Agcy. Rev. Series 2002 D, VRDN
2/5/10	0.15 (d)	11,530	11,530
California Statewide Cmntys. Dev. Auth. Rev. Series 2003, VRDN
2/1/10	0.18 (d)	25,200	25,200
Connecticut Health & Edl. Facilities Auth. Rev. Series L2, VRDN
2/5/10	0.17 (d)	25,000	25,000
Connecticut Hsg. Fin. Auth. Series 2004 D4, VRDN
2/5/10	0.17 (d)	13,240	13,240
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10
2/5/10	0.17% (d)(f)	$ 13,495	$ 13,495
Illinois Fin. Auth. Rev. 0.22%, VRDN
2/5/10	0.22 (d)	15,000	15,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, VRDN
2/5/10	0.19 (d)	48,135	48,135
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2008, VRDN
2/5/10	0.19 (d)	11,000	11,000
Minneapolis Health Care Sys. Rev. Series 2008 E, VRDN
2/5/10	0.13 (d)	52,450	52,450
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, VRDN
2/5/10	0.19 (d)(e)	12,500	12,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, VRDN
2/5/10	0.18 (d)	27,267	27,267
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, VRDN
2/5/10	0.19 (d)	37,635	37,635
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 B, VRDN
2/5/10	0.20 (d)	20,900	20,900
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, VRDN
2/5/10	0.19 (d)	25,000	25,000
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, VRDN
2/5/10	0.21 (d)	23,000	23,000
TOTAL MUNICIPAL SECURITIES		452,207
Repurchase Agreements - 10.9%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 1/29/10 due 2/1/10:
(Collateralized by U.S. Government Obligations) #	$ 861	861
(Collateralized by U.S. Government Obligations) #	49,928	49,928
With:
Banc of America Securities LLC at:
0.31%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $13,650,354, 0.36%, 5/18/11)	13,000	13,000
0.53%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $333,734,739, 0% - 13.13%, 3/9/10 - 8/1/33)	309,014	309,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Banc of America Securities LLC at:
0.63%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $217,091,397, 0.32% - 6.92%, 10/20/19 - 11/15/52)	$ 201,011	$ 201,000
Barclays Capital, Inc. at:
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $7,355,440, 7.75% - 7.75%, 12/1/45 - 12/1/45)	7,006	7,000
0.4%, dated:
1/15/10 due 2/16/10 (Collateralized by Equity Securities valued at $49,689,390)	46,016	46,000
1/25/10 due 4/19/10 (Collateralized by Corporate Obligations valued at $18,901,470, 5.64%, 9/6/13)	18,017	18,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $15,751,532, 2.83%, 9/25/33)	15,015	15,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $15,751,532, 2.83%, 9/25/33)	15,019	15,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Mortgage Loan Obligations valued at $18,384,404, 5.56%, 12/25/36)	17,023	17,000
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $27,329,196, 5.79%, 4/25/42)	26,035	26,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $33,621,047, 5.81% - 5.87%, 8/10/45 - 9/15/45)	32,044	32,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $32,567,406, 5.81%, 8/10/45)	31,042	31,000
1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $20,528,778, 5.56%, 12/25/36)	19,025	19,000
0.55%, dated 11/12/09 due 2/10/10 (Collateralized by U.S. Treasury Obligations valued at $14,057,374, 0.38%, 11/25/46)	13,018	13,000
Citigroup Global Markets, Inc. at:
0.43%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $6,480,280)	6,000	6,000
0.48%, dated 1/26/10 due 2/2/10 (Collateralized by Equity Securities valued at $16,203,493)	15,001	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at:
0.84%, dated 12/4/09 due 2/2/10 (Collateralized by Corporate Obligations valued at $17,330,565, 2.5% - 4.63%, 9/15/11 - 10/1/14)	$ 16,022	$ 16,000
Credit Suisse Securities (USA) LLC at 0.28%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $65,999,864)	60,001	60,000
Deutsche Bank Securities, Inc. at:
0.27%, dated:
1/5/10 due 3/5/10 (Collateralized by Commercial Paper Obligations valued at $11,383,348, 3/5/10)	11,005	11,000
1/15/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $9,271,548, 2/10/10)	9,005	9,000
1/20/10 due 3/30/10 (Collateralized by Commercial Paper Obligations valued at $12,361,347, 2/16/10 - 3/31/10)	12,006	12,000
0.33%, dated 1/29/10 due 2/1/10 (Collateralized by Corporate Obligations valued at $190,055,227, 4.25% - 7.5%, 10/15/10 - 12/10/39)	181,005	181,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $66,971,718, 8.35% - 9.88%, 9/24/15 - 3/15/16)	62,055	62,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $33,483,255, 5.3%, 5/1/12)	31,029	31,000
4/30/10 (Collateralized by Corporate Obligations valued at $33,483,255, 7.5%, 5/15/16)	31,030	31,000
0.38%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $270,008,552)	250,008	250,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Corporate Obligations valued at $33,488,928, 0.44% - 11%, 8/1/16 - 4/25/47)	31,031	31,000
1/11/10 due 4/13/10 (Collateralized by Corporate Obligations valued at $34,164,478, 1.78% - 10.75%, 4/15/14 - 12/25/36)	31,032	31,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $16,208,672, 0% - 6.72%, 1/2/23 - 11/20/48)	15,015	15,000
0.58%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $73,443,576)	68,003	68,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.6%, dated 1/15/10 due 3/16/10 (Collateralized by Corporate Obligations valued at $17,242,288, 5%, 8/1/13 - 8/15/23)	$ 16,016	$ 16,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.38%, dated 1/29/10 due 2/1/10 (Collateralized by Equity Securities valued at $183,605,845)	170,005	170,000
0.43%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $70,257,567) (d)(g)	65,071	65,000
Morgan Stanley & Co. at:
0.35%, dated 1/7/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $32,591,983, 2.75%, 1/10/14 - 1/1/14)	31,009	31,000
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $72,665,044)	66,071	66,000
0.5%, dated 1/6/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $32,561,755, 5.8%, 9/20/17)	31,013	31,000
0.55%, dated 1/6/10 due 2/5/10 (Collateralized by Corporate Obligations valued at $35,358,465, 2.77% - 11.75%, 4/1/13 - 3/1/30)	31,014	31,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Mortgage Loan Obligations valued at $135,050,625, 0.33% - 5.78%, 12/27/13 - 3/15/49)	125,234	125,000
TOTAL REPURCHASE AGREEMENTS		2,176,789
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $19,778,363)		19,778,363
NET OTHER ASSETS - 0.4%		75,449
NET ASSETS - 100%		$ 19,853,812
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $899,242,000 or 4.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $115,000,000 or 0.6% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $181,000,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1%, 4/1/10	3/26/02	$ 35,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 57,000
1.4%, 3/31/10	3/23/09	$ 89,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$861,000 due 2/01/10 at 0.12%
BNP Paribas Securities Corp.	$ 62
Banc of America Securities LLC	38
Bank of America, NA	156
Barclays Capital, Inc.	12
Citigroup Global Markets, Inc.	38
Credit Suisse Securities (USA) LLC	38
Deutsche Bank Securities, Inc.	134
Goldman, Sachs & Co.	38
Greenwich Capital Markets, Inc.	38
ING Financial Markets LLC	68
J.P. Morgan Securities, Inc.	19
Merrill Lynch Government Securities, Inc.	19
Morgan Stanley & Co., Inc.	48
RBC Capital Markets Corp.	8
Societe Generale, New York Branch	38
UBS Securities LLC	54
Wachovia Bank NA	53
$ 861
$49,928,000 due 2/01/10 at 0.12%
Banc of America Securities LLC	$ 8,321
Barclays Capital, Inc.	17,831
UBS Securities LLC	23,776
$ 49,928
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $19,778,363,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2010

1.813077.105

DTE-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.22%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.19%, LOC Westpac Banking Corp., VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.16%, LOC Wachovia Bank NA, VRDN (a)	1,700	1,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.23%, VRDN (a)	18,250	18,250
		31,250
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,220	12,220
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.23%, VRDN (a)	19,000	19,000
		31,220
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.19%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 C, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	31,110	31,110
Series 2008 E, 0.26%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	12,600	12,600
Series 2009 F, 0.18%, LOC Citibank NA, VRDN (a)	3,500	3,500
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,335
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.16%, LOC Wachovia Bank NA, VRDN (a)	19,500	19,500
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.19%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	$ 3,750	$ 3,750
Series EGL 06 0141, 0.19% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.19% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,745	2,745
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		175,690
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 3.2%
California Edl. Facilities Auth. Rev. (California Institute of Technology Proj.) Series 2006 A, 0.19%, VRDN (a)	7,800	7,800
California Gen. Oblig.:
Series 2004 A4, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,000	2,000
0.5% 2/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Health Facilities Fing. Auth. Rev. (Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.16%, LOC Bank of America NA, VRDN (a)	12,000	12,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	90,720
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,439
2.5% 4/28/10	39,500	39,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.22%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,928
		225,877
Colorado - 4.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,165	15,165
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.21% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.) Series 2004 B:
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
(NCMC, Inc. Proj.) Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.2% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,000	4,000
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.2% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.2% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
0.35% 2/4/10, LOC Wells Fargo Bank NA, CP	17,025	17,025
Colorado Springs Utils. Rev. Series 2000 A, 0.2%, VRDN (a)	65,750	65,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.65%, LOC Compass Bank, VRDN (a)	$ 22,515	$ 22,515
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.2%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.17%, LOC Wachovia Bank NA, VRDN (a)	10,200	10,200
		285,230
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.95% tender 2/11/10, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,563
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.19% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.19%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Yale Univ. Proj.) Series X2, 0.2%, VRDN (a)	5,000	5,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
(Hsg. Mtg. Fin. Prog.):
Series 2004 B4, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	12,780	12,780
Series 2005 D4, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
Series 2005 D6, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	7,000	7,000
Series 2006 B1, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,935	10,935
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,461
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,819
		123,528
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.35%, VRDN (a)	3,500	3,500
Series 1999 A, 0.35%, VRDN (a)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 30,680	$ 30,680
Series 2001 D, 0.17%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 C, 0.17%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.2%, LOC Bank of America NA, VRDN (a)	9,025	9,025
(Howard Univ. Proj.) Series 2006 B, 0.17%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.19%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.19%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.21%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.21%, LOC Bank of America NA, VRDN (a)	5,210	5,210
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.21%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		171,770
Florida - 9.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.35% tender 2/9/10, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.28% tender 2/4/10, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,041
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.21%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,777
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series BBT 08 16, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,800	$ 10,800
Series EGL 07 0049, 0.19% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Series MS 3059, 0.22% (Liquidity Facility Morgan Stanley) (a)(e)	5,615	5,615
Series Putters 3251, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,265	3,265
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,377
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,678
Participating VRDN:
Series Putters 2514, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,040	9,040
Series Putters 2539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.2%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.2%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,435	9,435
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,725	12,725
Gainesville Utils. Sys. Rev. Series 2008 B, 0.17% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.16%, VRDN (a)	13,000	13,000
Series 2007 A1, 0.18%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I, 0.19%, VRDN (a)	30,000	30,000
Series 2009 B, 0.15%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	11,825	11,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	$ 7,460	$ 7,460
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series F, 0.29% tender 3/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,586
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.2%, VRDN (a)	19,000	19,000
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.21%, LOC Bank of America NA, VRDN (a)	3,105	3,105
North Broward Hosp. District Rev. Series 2005 A, 0.15%, LOC Wachovia Bank NA, VRDN (a)	16,500	16,500
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 C2, 0.18%, VRDN (a)	4,000	4,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.23%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.22%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.15% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.18%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
(Planned Parenthood Proj.) Series 2002, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.18%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	$ 26,935	$ 26,935
Panama City Beach Participating VRDN Series Solar 2006 129, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,995	8,995
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	16,190	16,190
Series 2008 C, 0.22%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	12,600	12,657
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	11,610	11,610
Series 2005 A2, 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.18%, LOC Wachovia Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	7,235	7,235
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,145
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.28% 2/2/10, LOC Dexia Cr. Local de France, CP	$ 13,800	$ 13,800
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		672,251
Georgia - 4.2%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.18%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.19% tender 2/18/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.19%, LOC Fannie Mae, VRDN (a)	11,450	11,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	7,500	7,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,675
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.19%, LOC Bank of Scotland PLC, VRDN (a)	5,700	5,700
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 0.3%, LOC Bayerische Landesbank, VRDN (a)	16,385	16,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 H, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 25,500	$ 25,500
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,350	17,350
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.18%, VRDN (a)	29,000	29,000
Second Series 2009, 0.18%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,810
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,829
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.16%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		295,594
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.2%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Illinois - 5.0%
Chicago Board of Ed. Series 2009 A1, 0.2%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 11,600	$ 11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	4,965	4,965
Series 2004 A3, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
DuPage County Rev. (Morton Arboretum Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.19%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	7,010	7,010
(Elmhurst College Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2008 D, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.21%, LOC Harris NA, VRDN (a)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 5,500	$ 5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,900	5,900
Series 2009 B2, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	3,200	3,200
(Trinity Int'l. Univ. Proj.) Series 2009, 0.17%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds (Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	5,063
(Evanston Hosp. Proj.) Series 1996, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,500	13,500
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.22%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Series 2003 B, 0.22%, LOC Bank of America NA, VRDN (a)	22,545	22,545
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,430	3,430
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.4%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		355,038
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,280	$ 18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.18% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	2,365	2,365
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.18%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.19%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Indiana Fin. Auth. Rev.:
Bonds:
(Ascension Health Proj.) Series 2008 E7, 0.33%, tender 6/15/10 (a)	6,490	6,490
(Ascension Health Sr. Cr. Group Proj.) Series 2008 E4, 0.39%, tender 5/17/10 (a)	8,000	8,000
Participating VRDN:
Series BBT 08 12, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,835	11,835
Series Putters 3634, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Ascension Health Proj.) Series 2008 E1, 0.16%, VRDN (a)	15,800	15,800
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.) Series 2005 D, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.21%, LOC Bank of America NA, VRDN (a)	4,945	4,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.): - continued
Series 2006, 0.21%, LOC Bank of America NA, VRDN (a)	$ 5,000	$ 5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		165,370
Iowa - 0.3%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,420	6,420
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.19%, VRDN (a)	17,000	17,000
		23,420
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,185	18,185
Louisiana - 2.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Louisiana Gas & Fuel Tax Rev. Series 2009 A1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.17%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Christus Health Proj.):
Series 2009 B1, 0.21%, LOC Bank of New York, New York, VRDN (a)	$ 7,000	$ 7,000
Series 2009 B3, 0.16%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
(CommCare Corp. Proj.) Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
		165,275
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,960	7,960
Maryland - 3.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,770	13,770
Howard County Gen. Oblig. 0.3% 4/9/10 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.17%, VRDN (a)	24,000	24,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,835	3,835
(Adventist Healthcare Proj.) Series 2005 A, 0.18%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.21%, LOC Bank of America NA, VRDN (a)	6,115	6,115
Series 2007 C, 0.19%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.18%, LOC Wachovia Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	18,460	18,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.19%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 10,570	$ 10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.21%, LOC Bank of America NA, VRDN (a)	3,730	3,730
Montgomery County Gen. Oblig. Series 2006 A, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,900	3,900
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.18%, LOC Fannie Mae, VRDN (a)	7,490	7,490
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.18%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		217,845
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.16% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,070	8,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2001 C, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,300	13,300
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.19% (Liquidity Facility Citibank NA) (a)(e)	7,750	7,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	23,400	23,400
		77,720
Michigan - 2.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.16%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.17%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.17%, VRDN (a)	12,700	12,700
Series 2008 B8, 0.17%, VRDN (a)	14,950	14,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	$ 6,200	$ 6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.2%, VRDN (a)	1,000	1,000
Michigan State Univ. Revs. 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,800	10,800
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.19%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		141,990
Minnesota - 0.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.2%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	7,125	7,125
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	17,300	17,300
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.21%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,625	6,625
Univ. of Minnesota Series 2001 C, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		52,205
Mississippi - 1.0%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		69,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,400	$ 8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,063
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.18%, LOC Bank of America NA, VRDN (a)	18,700	18,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.22% tender 3/4/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.19%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
		66,763
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Lincoln Elec. Sys. Rev. Series 2005, 0.3% 2/1/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.2% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,970	10,970
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,000
Participating VRDN Series BBT 2060, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,060	23,060
		79,130
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D2, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.19% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.28% 4/6/10, LOC Bank of America NA, CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 A:
0.3% 2/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 12,000	$ 12,000
0.38% 2/2/10, LOC BNP Paribas SA, CP	3,600	3,600
Series 2008 B, 0.28% 4/6/10, LOC Bank of America NA, CP	8,900	8,900
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.3% 3/1/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	18,965	18,965
Series 2009 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	8,970	8,970
		129,690
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.22%, LOC Bank of America NA, VRDN (a)	6,765	6,765
New Jersey - 1.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.16%, LOC TD Banknorth, NA, VRDN (a)	14,935	14,935
Series 2008 V3, 0.13%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	8,240	8,240
Series 2008 V5, 0.16%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
Series 2008 X, 0.18%, LOC Bank of America NA, VRDN (a)	7,000	7,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	56,833
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,556
		116,364
New Mexico - 1.0%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Fin. Auth. Trans. Rev.: - continued
Series 2008 B1, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 32,940	$ 32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	28,700	28,700
		67,840
New York - 4.2%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
Nassau Health Care Corp. Rev. Series 2009 B2, 0.16%, LOC TD Banknorth, NA, VRDN (a)	1,000	1,000
New York City Gen. Oblig.:
Series 2003 C3, 0.18%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2006 I4, 0.18%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.14% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.17%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.19% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 2003 F1B, 0.16% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	4,400	4,400
Series 2008 B4, 0.16% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	31,150	31,150
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,708
Participating VRDN Series EGL 06 47 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.17%, LOC Fannie Mae, VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 1995 D, 0.13%, LOC Societe Generale, VRDN (a)	$ 12,050	$ 12,050
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.32% 3/4/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.48% 2/1/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.18% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.2%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		298,158
North Carolina - 3.7%
Board of Governors of the Univ. of North Carolina Series D, 0.2% 2/5/10, CP	4,000	4,000
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,150	6,150
Series 2002 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.19% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	10,085	10,085
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.2%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.2%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.19% (Liquidity Facility Citibank NA) (a)(e)	$ 2,800	$ 2,800
Series EGL 07 0015, 0.19% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Providence Day School Proj.) Series 1999, 0.21%, LOC Bank of America NA, VRDN (a)	9,280	9,280
North Carolina Gen. Oblig. Series 2002 D, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.22%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.2%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Series 2008 B1, 0.16%, LOC Branch Banking & Trust Co., VRDN (a)	4,680	4,680
(Wake Forest Univ. Proj.) Series 2008 C, 0.21%, LOC Bank of America NA, VRDN (a)	5,810	5,810
(Watauga Med. Ctr. Proj.) Series 2005, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,335	1,335
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.19%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.19%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.21%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,725	25,725
Series EGL 05 3014 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,027
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Bonds:
Series 2009 C, 4% 3/1/10	$ 7,575	$ 7,595
Series 2003 C, 0.19% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Series 2007 B, 0.2%, VRDN (a)	6,300	6,300
		261,382
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000	3,000
(Trinity Health Sys. Proj.) Series 1995, 0.14%, VRDN (a)	6,400	6,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	3,395	3,395
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,208
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,335
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,000	3,000
Series 2009 B, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Participating VRDN Series BBT 3, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
(Infrastructure Impt. Proj.) Series 2003 B, 0.2%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,551
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.4% tender 2/17/10, CP mode	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Antioch Univ. Proj.) 0.18%, LOC Nat'l. City Bank Cleveland, VRDN (a)	$ 5,095	$ 5,095
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.41%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
		118,974
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.2%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.21%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.8%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.21%, LOC Bank of Scotland PLC, VRDN (a)	43,200	43,200
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
(PeaceHealth Proj.):
Series 2008 A, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	25,830	25,830
Series 2008 B, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,940	9,940
Series 2008 D, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
Series 2009 B2, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,900	9,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.2%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,111
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,000	12,000
		202,636
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 5.9%
Allegheny County Series C58A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 16,445	$ 16,445
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.18%, LOC Citibank NA, VRDN (a)	4,000	4,000
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.17%, VRDN (a)	10,500	10,500
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.16%, VRDN (a)	1,235	1,235
Series 1997 G, 0.16%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.2% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.19% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN 1.5% 6/30/10	76,000	76,373
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.2%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	$ 18,070	$ 18,070
(King's College Proj.) Series 2001 H6, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,140	3,140
(Philadelphia Univ. Proj.) Series 2009, 0.17%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.22%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.19%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.2%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.2%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	16,000	16,000
Philadelphia School District:
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (a)	11,800	11,800
Series 2008 A3, 0.19%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 B1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,000	8,000
Series 2008 D1, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,165	6,165
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.19%, LOC Bank of America NA, VRDN (a)	4,725	4,725
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.45%, LOC RBS Citizens NA, VRDN (a)	$ 3,545	$ 3,545
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		423,358
Rhode Island - 0.4%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,415	12,415
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.19%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		31,435
South Carolina - 3.3%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.19% (Liquidity Facility Wachovia Bank NA), VRDN (a)	21,500	21,500
Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.18%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Greenwood School District #50 Gen. Oblig. Bonds (Menno Haven Proj.) Series 2009 B, 1% 3/1/10	10,250	10,255
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.22% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,620	5,620
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.22%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	31,868
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 A, 0.16%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,000	$ 3,000
(Palmetto Health Proj.):
Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.2% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
0.35% 2/12/10, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.2%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,845
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.9% tender 2/1/10, CP mode	5,400	5,400
		232,163
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.17% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.25%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.25%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.25%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.): - continued
Series 2008 B, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,800	$ 4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,252
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.25%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig. Series 2004 B, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.3% 6/8/10 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000	3,000
		129,767
Texas - 11.2%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,567
Austin Util. Sys. Rev. Series A:
0.35% 2/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,400	13,400
0.4% 3/11/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,264	20,264
0.4% 3/12/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,000	21,000
0.6% 3/12/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,199	3,199
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,239	5,239
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.19% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 4,990	$ 4,990
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,373
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,107
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Harris County Ind. Dev. Corp. Series 1998, 0.25%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.19%, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.19% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.37%, LOC Compass Bank, VRDN (a)	32,600	32,600
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.21% (Liquidity Facility Citibank NA) (a)(e)	2,910	2,910
Series A, 0.35% 3/4/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.25% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2008 A1, 0.2%, LOC Bank of America NA, VRDN (a)	9,400	9,400
Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Participating VRDN Series PT 3954, 0.16% (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 8,900	$ 8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,205	3,205
Lewisville Independent School District Participating VRDN Series SGA 134, 0.24% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 2/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Mesquite Independent School District Series 2003 A, 0.19% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,320	14,320
Plano Independent School District Participating VRDN Series SGA 128, 0.24% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.16% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.2%, VRDN (a)	25,600	25,600
0.15%, VRDN (a)	15,000	15,000
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,000
Participating VRDN:
Series BBT 08 26, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,355	5,355
Series SG 104, 0.17% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.17% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	19,125	19,125
Series A:
0.29% 3/4/10, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.32% 2/10/10, CP	$ 7,500	$ 7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.28% 4/6/10, CP	6,684	6,684
0.29% 4/6/10, CP	7,650	7,650
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.18%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.25%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.21%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Texas Health Resources Proj.) Series 2008 A, 0.2%, VRDN (a)	9,900	9,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.2%, LOC Freddie Mac, VRDN (a)	16,935	16,935
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.18% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
Series SG 152, 0.21% (Liquidity Facility Societe Generale) (a)(e)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.16%, VRDN (a)	4,400	4,400
TRAN Series 2009, 2.5% 8/31/10	100,000	101,167
Texas Pub. Fin. Auth. Rev. Series 2003:
0.3% 2/12/10, CP	5,500	5,500
0.3% 2/12/10, CP	3,360	3,360
0.3% 2/12/10, CP	2,820	2,820
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,700	10,700
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.2%, LOC Bank of Scotland PLC, VRDN (a)	37,520	37,520
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A, 0.3% 2/8/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 12,500	$ 12,500
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	45,000	45,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,385	12,385
		796,020
Utah - 1.3%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,033
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,040
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	13,800	13,800
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.3% 4/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	8,850	9,064
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
		90,167
Virginia - 2.3%
Albemarle County Indl. Dev. Auth. Health Srv 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,595	6,595
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,490	1,490
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 19,905	$ 19,905
Series 2008 D2, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	7,035	7,035
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.16%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.18%, LOC Bank of America NA, VRDN (a)	9,200	9,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,550	7,550
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,050	4,050
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,040
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,950	3,950
Series MS 06 1860, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.18% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		160,550
Washington - 1.1%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,371
King County Gen. Oblig. Participating VRDN Series DB 598, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 A1, 0.27% 3/2/10, LOC Bank of America NA, CP	$ 13,160	$ 13,160
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.19% (Liquidity Facility Citibank NA) (a)(e)	2,980	2,980
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.21% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series ROC II R 759 PB, 0.21% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,860	15,860
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.18%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		79,591
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 1.1%
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,468
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A, 0.35% 2/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,725
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.2%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	17,745	17,745
Wisconsin Trans. Rev.:
Series 1997 A, 0.3% 3/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A, 0.38% 2/16/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		80,308
	Shares
Other - 4.3%
Fidelity Tax-Free Cash Central Fund, 0.19% (b)(c)	309,437,083	309,437
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,057,071)		7,057,071
NET OTHER ASSETS - 0.9%		67,290
NET ASSETS - 100%		$ 7,124,361
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 150
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $7,057,071,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free
Money Market Fund

January 31, 2010

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.105

FTF-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.22%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.19%, LOC Westpac Banking Corp., VRDN (a)	4,000	4,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.16%, LOC Wachovia Bank NA, VRDN (a)	1,700	1,700
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.23%, VRDN (a)	18,250	18,250
		31,250
Alaska - 0.4%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,220	12,220
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 0.23%, VRDN (a)	19,000	19,000
		31,220
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.19%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 C, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	31,110	31,110
Series 2008 E, 0.26%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	12,600	12,600
Series 2009 F, 0.18%, LOC Citibank NA, VRDN (a)	3,500	3,500
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,335
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.16%, LOC Wachovia Bank NA, VRDN (a)	19,500	19,500
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.19%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	$ 3,750	$ 3,750
Series EGL 06 0141, 0.19% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.19% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,745	2,745
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		175,690
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 3.2%
California Edl. Facilities Auth. Rev. (California Institute of Technology Proj.) Series 2006 A, 0.19%, VRDN (a)	7,800	7,800
California Gen. Oblig.:
Series 2004 A4, 0.2%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	2,000	2,000
0.5% 2/2/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Health Facilities Fing. Auth. Rev. (Stanford Hosp. and Clinics Proj.) Series 2008 A2, 0.16%, LOC Bank of America NA, VRDN (a)	12,000	12,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 B, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	12,800	12,800
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	90,720
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	27,400	27,439
2.5% 4/28/10	39,500	39,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.22%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,928
		225,877
Colorado - 4.0%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,165	15,165
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.21% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.) Series 2004 B:
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,465	24,465
0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
(NCMC, Inc. Proj.) Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.2% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,000	4,000
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.2% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.2% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
0.35% 2/4/10, LOC Wells Fargo Bank NA, CP	17,025	17,025
Colorado Springs Utils. Rev. Series 2000 A, 0.2%, VRDN (a)	65,750	65,750
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.65%, LOC Compass Bank, VRDN (a)	$ 22,515	$ 22,515
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.2%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.17%, LOC Wachovia Bank NA, VRDN (a)	10,200	10,200
		285,230
Connecticut - 1.7%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.95% tender 2/11/10, CP mode	3,000	3,000
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,500	17,563
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.19% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.19%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Yale Univ. Proj.) Series X2, 0.2%, VRDN (a)	5,000	5,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
(Hsg. Mtg. Fin. Prog.):
Series 2004 B4, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	12,780	12,780
Series 2005 D4, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
Series 2005 D6, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	7,000	7,000
Series 2006 B1, 0.17% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,935	10,935
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,461
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,819
		123,528
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.35%, VRDN (a)	3,500	3,500
Series 1999 A, 0.35%, VRDN (a)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.4%
District of Columbia Gen. Oblig.:
Series 2001 C, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 30,680	$ 30,680
Series 2001 D, 0.17%, LOC Bank of America NA, VRDN (a)	16,400	16,400
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	8,000	8,000
Series 2008 C, 0.17%, LOC TD Banknorth, NA, VRDN (a)	7,900	7,900
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	12,145	12,145
(George Washington Univ. Proj.) Series 1999 C, 0.2%, LOC Bank of America NA, VRDN (a)	9,025	9,025
(Howard Univ. Proj.) Series 2006 B, 0.17%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.19%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.19%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.21%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.21%, LOC Bank of America NA, VRDN (a)	5,210	5,210
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.21%, LOC Bank of America NA, VRDN (a)	25,960	25,960
		171,770
Florida - 9.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.35% tender 2/9/10, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.28% tender 2/4/10, LOC Bank of America NA, CP mode	13,800	13,800
Brevard County School Board RAN 1.5% 4/23/10	19,000	19,041
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.21%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,777
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay: - continued
Participating VRDN:
Series BBT 08 16, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 10,800	$ 10,800
Series EGL 07 0049, 0.19% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Series MS 3059, 0.22% (Liquidity Facility Morgan Stanley) (a)(e)	5,615	5,615
Series Putters 3251, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,265	3,265
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,377
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,678
Participating VRDN:
Series Putters 2514, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,040	9,040
Series Putters 2539, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.2%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.2%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,435	9,435
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,725	12,725
Gainesville Utils. Sys. Rev. Series 2008 B, 0.17% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.16%, VRDN (a)	13,000	13,000
Series 2007 A1, 0.18%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I, 0.19%, VRDN (a)	30,000	30,000
Series 2009 B, 0.15%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	11,825	11,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	$ 7,460	$ 7,460
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series F, 0.29% tender 3/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,586
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.2%, VRDN (a)	19,000	19,000
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.21%, LOC Bank of America NA, VRDN (a)	3,105	3,105
North Broward Hosp. District Rev. Series 2005 A, 0.15%, LOC Wachovia Bank NA, VRDN (a)	16,500	16,500
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 C2, 0.18%, VRDN (a)	4,000	4,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.23%, LOC Bank of America NA, VRDN (a)	6,270	6,270
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.22%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.15% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 0.18%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
(Planned Parenthood Proj.) Series 2002, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.18%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School District RAN Series 2009, 0.85% 3/10/10	$ 26,935	$ 26,935
Panama City Beach Participating VRDN Series Solar 2006 129, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,995	8,995
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.18%, LOC Wachovia Bank NA, VRDN (a)	16,190	16,190
Series 2008 C, 0.22%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.21%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	12,600	12,657
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	11,610	11,610
Series 2005 A2, 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.18%, LOC Wachovia Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,300	3,300
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	7,235	7,235
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,145
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.28% 2/2/10, LOC Dexia Cr. Local de France, CP	$ 13,800	$ 13,800
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		672,251
Georgia - 4.2%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.18%, LOC Wachovia Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.18%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.19% tender 2/18/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.19%, LOC Fannie Mae, VRDN (a)	11,450	11,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.2%, LOC Bank of America NA, VRDN (a)	7,500	7,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	2,675	2,675
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.21%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.19%, LOC Bank of Scotland PLC, VRDN (a)	5,700	5,700
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,000	16,000
Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,300	16,300
Series 2008 F, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	16,800	16,800
Series 2008 G, 0.3%, LOC Bayerische Landesbank, VRDN (a)	16,385	16,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.): - continued
Series 2008 H, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 25,500	$ 25,500
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,350	17,350
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.18%, VRDN (a)	29,000	29,000
Second Series 2009, 0.18%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,810
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,829
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 0.16%, LOC Fannie Mae, VRDN (a)	3,800	3,800
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		295,594
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.2%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Illinois - 5.0%
Chicago Board of Ed. Series 2009 A1, 0.2%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 11,600	$ 11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.2%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	4,965	4,965
Series 2004 A3, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,395	8,395
DuPage County Rev. (Morton Arboretum Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.19%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series MACN 05 D, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	7,010	7,010
(Elmhurst College Proj.) Series 2003, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.19%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2008 D, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.21%, LOC Harris NA, VRDN (a)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)	$ 5,500	$ 5,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.19%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,580	6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	5,900	5,900
Series 2009 B2, 0.25%, LOC Northern Trust Co., Chicago, VRDN (a)	3,200	3,200
(Trinity Int'l. Univ. Proj.) Series 2009, 0.17%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds (Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	5,063
(Evanston Hosp. Proj.) Series 1996, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,500	13,500
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 0.22%, LOC Bank of America NA, VRDN (a)	6,475	6,475
Series 2003 B, 0.22%, LOC Bank of America NA, VRDN (a)	22,545	22,545
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.2% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,430	3,430
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.4%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.23% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		355,038
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,280	$ 18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.18% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,000	10,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	12,000	12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	2,365	2,365
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.18%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.19%, LOC Bank of New York, New York, VRDN (a)	5,250	5,250
Series 2008 J, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Indiana Fin. Auth. Rev.:
Bonds:
(Ascension Health Proj.) Series 2008 E7, 0.33%, tender 6/15/10 (a)	6,490	6,490
(Ascension Health Sr. Cr. Group Proj.) Series 2008 E4, 0.39%, tender 5/17/10 (a)	8,000	8,000
Participating VRDN:
Series BBT 08 12, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,835	11,835
Series Putters 3634, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Ascension Health Proj.) Series 2008 E1, 0.16%, VRDN (a)	15,800	15,800
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.) Series 2005 D, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	3,205	3,205
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.21%, LOC Bank of America NA, VRDN (a)	4,945	4,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.): - continued
Series 2006, 0.21%, LOC Bank of America NA, VRDN (a)	$ 5,000	$ 5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		165,370
Iowa - 0.3%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,420	6,420
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.19%, VRDN (a)	17,000	17,000
		23,420
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,185	18,185
Louisiana - 2.3%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Louisiana Gas & Fuel Tax Rev. Series 2009 A1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.17%, LOC BNP Paribas SA, VRDN (a)	37,500	37,500
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.17%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
(Christus Health Proj.):
Series 2009 B1, 0.21%, LOC Bank of New York, New York, VRDN (a)	$ 7,000	$ 7,000
Series 2009 B3, 0.16%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
(CommCare Corp. Proj.) Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.17%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
		165,275
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,960	7,960
Maryland - 3.1%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.18% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,770	13,770
Howard County Gen. Oblig. 0.3% 4/9/10 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	11,025	11,025
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.17%, VRDN (a)	24,000	24,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,835	3,835
(Adventist Healthcare Proj.) Series 2005 A, 0.18%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.21%, LOC Bank of America NA, VRDN (a)	6,115	6,115
Series 2007 C, 0.19%, LOC Bank of America NA, VRDN (a)	45,215	45,215
Series 2007 D, 0.18%, LOC Wachovia Bank NA, VRDN (a)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.45%, LOC Citizens Bank of Pennsylvania, VRDN (a)	14,200	14,200
Series 2008 C, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.2%, LOC Bank of America NA, VRDN (a)	18,460	18,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.19%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 10,570	$ 10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.21%, LOC Bank of America NA, VRDN (a)	3,730	3,730
Montgomery County Gen. Oblig. Series 2006 A, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,900	3,900
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.19% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 0.18%, LOC Fannie Mae, VRDN (a)	7,490	7,490
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.18%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		217,845
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, 0.16% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,070	8,070
Massachusetts Gen. Oblig.:
Series 2001 B, 0.18% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,200	12,200
Series 2001 C, 0.18% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,300	13,300
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.19% (Liquidity Facility Citibank NA) (a)(e)	7,750	7,750
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	23,400	23,400
		77,720
Michigan - 2.0%
Grand Valley Michigan State Univ. Rev. Series 2005, 0.16%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B2, 0.17%, VRDN (a)	11,500	11,500
Series 2008 B4, 0.17%, VRDN (a)	12,700	12,700
Series 2008 B8, 0.17%, VRDN (a)	14,950	14,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	$ 6,200	$ 6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.2%, VRDN (a)	1,000	1,000
Michigan State Univ. Revs. 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,800	10,800
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.19%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		141,990
Minnesota - 0.7%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.2%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.15%, LOC Wells Fargo Bank NA, VRDN (a)	7,125	7,125
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 C, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	17,300	17,300
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.21%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.2%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	6,625	6,625
Univ. of Minnesota Series 2001 C, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		52,205
Mississippi - 1.0%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		69,625
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 8,400	$ 8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,063
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.18%, LOC Bank of America NA, VRDN (a)	18,700	18,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.22% tender 3/4/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.19%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.18%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
		66,763
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Lincoln Elec. Sys. Rev. Series 2005, 0.3% 2/1/10, CP	28,000	28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.2% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,970	10,970
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2002 B, 4.5% 2/1/10	1,000	1,000
Participating VRDN Series BBT 2060, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,060	23,060
		79,130
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 D2, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.3%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.19% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.28% 4/6/10, LOC Bank of America NA, CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax: - continued
Series 2008 A:
0.3% 2/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	$ 12,000	$ 12,000
0.38% 2/2/10, LOC BNP Paribas SA, CP	3,600	3,600
Series 2008 B, 0.28% 4/6/10, LOC Bank of America NA, CP	8,900	8,900
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.3% 3/1/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.23% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	18,965	18,965
Series 2009 B, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	8,970	8,970
		129,690
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.22%, LOC Bank of America NA, VRDN (a)	6,765	6,765
New Jersey - 1.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.16%, LOC TD Banknorth, NA, VRDN (a)	14,935	14,935
Series 2008 V3, 0.13%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	8,240	8,240
Series 2008 V5, 0.16%, LOC Wachovia Bank NA, VRDN (a)	17,800	17,800
Series 2008 X, 0.18%, LOC Bank of America NA, VRDN (a)	7,000	7,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	56,833
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,556
		116,364
New Mexico - 1.0%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Fin. Auth. Trans. Rev.: - continued
Series 2008 B1, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 32,940	$ 32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.19% (Liquidity Facility Royal Bank of Canada), VRDN (a)	28,700	28,700
		67,840
New York - 4.2%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
Nassau Health Care Corp. Rev. Series 2009 B2, 0.16%, LOC TD Banknorth, NA, VRDN (a)	1,000	1,000
New York City Gen. Oblig.:
Series 2003 C3, 0.18%, LOC BNP Paribas SA, VRDN (a)	8,050	8,050
Series 2006 I4, 0.18%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.14% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
New York City Health & Hosp. Corp. Rev. Series 2008 B, 0.17%, LOC TD Banknorth, NA, VRDN (a)	10,870	10,870
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.19% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 2003 F1B, 0.16% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	4,400	4,400
Series 2008 B4, 0.16% (Liquidity Facility BNP Paribas SA), VRDN (a)	37,525	37,525
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	31,150	31,150
New York Dorm. Auth. Revs.:
Bonds (Mental Health Svcs. Facilities Proj.) Series 2009 A1, 1.5% 2/15/10	35,695	35,708
Participating VRDN Series EGL 06 47 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.17%, LOC Fannie Mae, VRDN (a)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Series 1995 D, 0.13%, LOC Societe Generale, VRDN (a)	$ 12,050	$ 12,050
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.32% 3/4/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.48% 2/1/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.18% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.2%, LOC Wachovia Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.2%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
		298,158
North Carolina - 3.7%
Board of Governors of the Univ. of North Carolina Series D, 0.2% 2/5/10, CP	4,000	4,000
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,150	6,150
Series 2002 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.18% (Liquidity Facility Wachovia Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.21% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.19% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	7,000	7,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.2%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,400	4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	10,085	10,085
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.2%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.2%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.19% (Liquidity Facility Citibank NA) (a)(e)	$ 2,800	$ 2,800
Series EGL 07 0015, 0.19% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Providence Day School Proj.) Series 1999, 0.21%, LOC Bank of America NA, VRDN (a)	9,280	9,280
North Carolina Gen. Oblig. Series 2002 D, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.22%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.2%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Series 2008 B1, 0.16%, LOC Branch Banking & Trust Co., VRDN (a)	4,680	4,680
(Wake Forest Univ. Proj.) Series 2008 C, 0.21%, LOC Bank of America NA, VRDN (a)	5,810	5,810
(Watauga Med. Ctr. Proj.) Series 2005, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,335	1,335
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.19%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.19%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.21%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,725	25,725
Series EGL 05 3014 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig.:
Bonds:
Series 2009 B, 5% 3/1/10	8,000	8,027
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig.: - continued
Bonds:
Series 2009 C, 4% 3/1/10	$ 7,575	$ 7,595
Series 2003 C, 0.19% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
Series 2007 B, 0.2%, VRDN (a)	6,300	6,300
		261,382
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. Series B, 0.16%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000	3,000
(Trinity Health Sys. Proj.) Series 1995, 0.14%, VRDN (a)	6,400	6,400
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	3,395	3,395
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,208
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	28,500	28,500
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,335
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.18%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,000	3,000
Series 2009 B, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Participating VRDN Series BBT 3, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
(Infrastructure Impt. Proj.) Series 2003 B, 0.2%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,551
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.4% tender 2/17/10, CP mode	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Antioch Univ. Proj.) 0.18%, LOC Nat'l. City Bank Cleveland, VRDN (a)	$ 5,095	$ 5,095
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.41%, LOC RBS Citizens NA, VRDN (a)	16,000	16,000
		118,974
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.2%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.21%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Oregon - 2.8%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.21%, LOC Bank of Scotland PLC, VRDN (a)	43,200	43,200
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
(PeaceHealth Proj.):
Series 2008 A, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	25,830	25,830
Series 2008 B, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,940	9,940
Series 2008 D, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
Series 2009 B2, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,900	9,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.2%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,111
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,000	12,000
		202,636
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 5.9%
Allegheny County Series C58A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	$ 16,445	$ 16,445
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.18%, LOC Citibank NA, VRDN (a)	4,000	4,000
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.18%, LOC Bank of America NA, VRDN (a)	5,825	5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	9,000	9,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.17%, VRDN (a)	10,500	10,500
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G, 0.16%, VRDN (a)	1,235	1,235
Series 1997 G, 0.16%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.2% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.19% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN 1.5% 6/30/10	76,000	76,373
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series 2005 A, 0.2%, LOC UniCredit SpA, VRDN (a)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.19%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	$ 18,070	$ 18,070
(King's College Proj.) Series 2001 H6, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
(Marywood Univ. Proj.) Series 2005 A, 0.19%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,140	3,140
(Philadelphia Univ. Proj.) Series 2009, 0.17%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.22%, LOC Citizens Bank of Pennsylvania, VRDN (a)	12,000	12,000
Series 2008 C, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.19%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B4, 0.2%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.2%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	16,000	16,000
Philadelphia School District:
Series 2008 A1, 0.19%, LOC Bank of America NA, VRDN (a)	11,800	11,800
Series 2008 A3, 0.19%, LOC Bank of America NA, VRDN (a)	6,800	6,800
Series 2008 B1, 0.18%, LOC Wachovia Bank NA, VRDN (a)	8,000	8,000
Series 2008 D1, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,165	6,165
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.19%, LOC Bank of America NA, VRDN (a)	4,725	4,725
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.16%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	29,300	29,300
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.22% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.45%, LOC RBS Citizens NA, VRDN (a)	$ 3,545	$ 3,545
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.18%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		423,358
Rhode Island - 0.4%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.19% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,415	12,415
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.19%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.21%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.21%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		31,435
South Carolina - 3.3%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.19% (Liquidity Facility Wachovia Bank NA), VRDN (a)	21,500	21,500
Series A, 0.2% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.18%, LOC Wachovia Bank NA, VRDN (a)	15,100	15,100
Greenwood School District #50 Gen. Oblig. Bonds (Menno Haven Proj.) Series 2009 B, 1% 3/1/10	10,250	10,255
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.22% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,620	5,620
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.22%, VRDN (a)	18,700	18,700
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2009 A, 1.5% 4/15/10	31,800	31,868
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 A, 0.16%, LOC Branch Banking & Trust Co., VRDN (a)	$ 3,000	$ 3,000
(Palmetto Health Proj.):
Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	26,000	26,000
Series 2008 B, 0.22%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.2% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
0.35% 2/12/10, CP	2,000	2,000
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.2%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.18%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,845
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.9% tender 2/1/10, CP mode	5,400	5,400
		232,163
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.17% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	5,000	5,000
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.21%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.25%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.25%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.25%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.): - continued
Series 2008 B, 0.28%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,800	$ 4,800
Memphis Gen. Oblig. BAN 2% 5/18/10	12,200	12,252
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.25%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig. Series 2004 B, 0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	34,385	34,385
Tennessee Gen. Oblig. Series A, 0.3% 6/8/10 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000	3,000
		129,767
Texas - 11.2%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,567
Austin Util. Sys. Rev. Series A:
0.35% 2/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,400	13,400
0.4% 3/11/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,264	20,264
0.4% 3/12/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,000	21,000
0.6% 3/12/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,199	3,199
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,239	5,239
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.19% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	$ 4,990	$ 4,990
El Paso Independent School District Bonds Series 2008 A, 4% 2/15/10 (Permanent School Fund of Texas Guaranteed)	6,365	6,373
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Fort Worth Independent School District Bonds Series 2009, 3% 2/15/10	7,100	7,107
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.18% (Liquidity Facility Bank of America NA) (a)(e)	8,635	8,635
Harris County Ind. Dev. Corp. Series 1998, 0.25%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.19%, LOC Wachovia Bank NA, VRDN (a)	10,000	10,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.25%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.19% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.37%, LOC Compass Bank, VRDN (a)	32,600	32,600
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.21% (Liquidity Facility Citibank NA) (a)(e)	2,910	2,910
Series A, 0.35% 3/4/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.25% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2008 A1, 0.2%, LOC Bank of America NA, VRDN (a)	9,400	9,400
Series 2008 A2, 0.21%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Participating VRDN Series PT 3954, 0.16% (Liquidity Facility Wells Fargo & Co.) (a)(e)	$ 8,900	$ 8,900
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,205	3,205
Lewisville Independent School District Participating VRDN Series SGA 134, 0.24% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Lower Colorado River Auth. Rev. 0.35% 2/2/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,500	9,500
Mesquite Independent School District Series 2003 A, 0.19% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,320	14,320
Plano Independent School District Participating VRDN Series SGA 128, 0.24% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.16% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.):
Series 2000, 0.2%, VRDN (a)	25,600	25,600
0.15%, VRDN (a)	15,000	15,000
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,325	8,325
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2008 A, 5.5% 2/1/10	3,000	3,000
Participating VRDN:
Series BBT 08 26, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,355	5,355
Series SG 104, 0.17% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.17% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	19,125	19,125
Series A:
0.29% 3/4/10, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.32% 2/10/10, CP	$ 7,500	$ 7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.19% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Series 2001 A:
0.28% 4/6/10, CP	6,684	6,684
0.29% 4/6/10, CP	7,650	7,650
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 0.18%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2008 3, 0.25%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.21%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Texas Health Resources Proj.) Series 2008 A, 0.2%, VRDN (a)	9,900	9,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.2%, LOC Freddie Mac, VRDN (a)	16,935	16,935
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.18% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
Series SG 152, 0.21% (Liquidity Facility Societe Generale) (a)(e)	9,970	9,970
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.16%, VRDN (a)	4,400	4,400
TRAN Series 2009, 2.5% 8/31/10	100,000	101,167
Texas Pub. Fin. Auth. Rev. Series 2003:
0.3% 2/12/10, CP	5,500	5,500
0.3% 2/12/10, CP	3,360	3,360
0.3% 2/12/10, CP	2,820	2,820
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,700	10,700
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.2%, LOC Bank of Scotland PLC, VRDN (a)	37,520	37,520
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A, 0.3% 2/8/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 12,500	$ 12,500
Series 2008 B, 0.2% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	45,000	45,000
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.18% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,385	12,385
		796,020
Utah - 1.3%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	9,000	9,033
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	10,040
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	13,800	13,800
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.3% 4/9/10 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	8,850	9,064
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
		90,167
Virginia - 2.3%
Albemarle County Indl. Dev. Auth. Health Srv 0.18%, LOC Wachovia Bank NA, VRDN (a)	6,595	6,595
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.18%, LOC Wachovia Bank NA, VRDN (a)	1,490	1,490
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2009 B1, 0.55%, tender 3/8/10 (a)	33,500	33,500
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.2%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 19,905	$ 19,905
Series 2008 D2, 0.16%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.27%, LOC Landesbank Baden-Wuert, VRDN (a)	7,035	7,035
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. (Sentara Healthcare Proj.) Series 2009 C, 0.16%, VRDN (a)	31,595	31,595
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.18%, LOC Bank of America NA, VRDN (a)	9,200	9,200
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,550	7,550
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,050	4,050
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.25% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Pub. School Auth. Bonds Series 2003 D, 5% 2/1/10	2,040	2,040
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,950	3,950
Series MS 06 1860, 0.19% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.18% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		160,550
Washington - 1.1%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,371
King County Gen. Oblig. Participating VRDN Series DB 598, 0.2% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,525	3,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series 2001 A1, 0.27% 3/2/10, LOC Bank of America NA, CP	$ 13,160	$ 13,160
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.19% (Liquidity Facility Citibank NA) (a)(e)	2,980	2,980
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.21% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Series ROC II R 759 PB, 0.21% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,860	15,860
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.22%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.19%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.26%, LOC Bank of America NA, VRDN (a)	1,700	1,700
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1993 1 A2, 0.18%, LOC Bank of America NA, VRDN (a)	8,485	8,485
		79,591
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.2%, LOC Royal Bank of Scotland PLC, VRDN (a)	6,665	6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.22%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.19%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
		17,465
Wisconsin - 1.1%
Sun Prairie Area School District BAN 2% 3/1/10	19,450	19,468
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.19% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2006 A, 0.35% 2/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 2,724	$ 2,725
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.2%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	17,745	17,745
Wisconsin Trans. Rev.:
Series 1997 A, 0.3% 3/12/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
Series 2006 A, 0.38% 2/16/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,000	13,000
		80,308
	Shares
Other - 4.3%
Fidelity Tax-Free Cash Central Fund, 0.19% (b)(c)	309,437,083	309,437
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,057,071)		7,057,071
NET OTHER ASSETS - 0.9%		67,290
NET ASSETS - 100%		$ 7,124,361
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 150
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $7,057,071,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Cash Management Funds:
Treasury Fund

January 31, 2010

1.813078.105

UST-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 31.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 28.0%
3/11/10 to 12/16/10	0.08 to 0.74%	$ 1,165,387	$ 1,163,584
U.S. Treasury Notes - 3.0%
5/15/10 to 1/31/11	0.47 to 0.51	122,000	122,933
TOTAL U.S. TREASURY OBLIGATIONS			1,286,517
Repurchase Agreements - 70.9%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 1/29/10 due 2/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 2,309,205	2,309,185
(Collateralized by U.S. Treasury Obligations) #	48,813	48,813
With:
Banc of America Securities LLC at 0.12%, dated 1/14/10 due 3/31/10 (Collateralized by U.S. Treasury Obligations valued at $311,118,744, 2.38%, 1 10/31/14)	305,077	305,000
Barclays Capital, Inc. at 0.13%, dated 1/27/10 due 4/5/10 (Collateralized by U.S. Treasury Obligations valued at $103,021,901, 1.75%, 11/15/11)	101,025	101,000
ING Financial Markets LLC at 0.13%, dated 1/28/10 due 4/5/10 (Collateralized by U.S. Treasury Obligations valued at $103,022,007, 1.38% - 4.25%, 1/15/13 - 7/13/14)	101,024	101,000
RBC Capital Markets Corp. at 0.13%, dated 2/1/10 due 3/31/10 (Collateralized by U.S. Treasury Obligations valued at $41,200,164, 3.88%, 4/15/29	40,008	40,000
TOTAL REPURCHASE AGREEMENTS		2,904,998
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,191,515)		4,191,515
NET OTHER ASSETS - (1.9)%		(39,940)
NET ASSETS - 100%		$ 4,151,575
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,309,185,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 818,421
Bank of America, NA	416,587
Greenwich Capital Markets, Inc.	153,454
Morgan Stanley & Co., Inc.	511,513
RBC Capital Markets Corp.	204,605
Societe Generale, New York Branch	204,605
$ 2,309,185
$48,813,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 26,128
Banc of America Securities LLC	8,787
Barclays Capital, Inc.	13,898
$ 48,813
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2010, the cost of investment securities for income tax purposes was $4,191,515,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010